Loans and asset quality - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		$ 280		$ 344		$ 387
Charge-offs		(172)		(20)		(17)
Recoveries		7		4		9
Net (charge-offs) recoveries		(165)		(16)		(8)
Provision		160		(48)		(35)
Ending balance		275		280		344
Loan losses		157		191		210
Lending-related commitments		118		89		134
Individually evaluated for impairment:
Loan balance		180		8		36
Allowance for loan losses		2		1		7
Collectively evaluated for impairment:
Loan balance		63,101		59,103		51,621
Allowance for loan losses		155		190		203
Loans	[1]	63,703		59,132
Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		60		83		104
Charge-offs		0		(12)		(4)
Recoveries		0		1		1
Net (charge-offs) recoveries		0		(11)		(3)
Provision		22		(12)		(18)
Ending balance		82		60		83
Loan losses		24		17		21
Lending-related commitments		58		43		62
Individually evaluated for impairment:
Loan balance		0		0		15
Allowance for loan losses		0		0		2
Collectively evaluated for impairment:
Loan balance		2,115		1,390		1,519
Allowance for loan losses		24		17		19
Loans		2,342		1,642
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		50		41		30
Charge-offs		0		(2)		(1)
Recoveries		0		0		0
Net (charge-offs) recoveries		0		(2)		(1)
Provision		9		11		12
Ending balance		59		50		41
Loan losses		37		32		21
Lending-related commitments		22		18		20
Individually evaluated for impairment:
Loan balance		1		0		3
Allowance for loan losses		1		0		1
Collectively evaluated for impairment:
Loan balance		3,496		2,503		1,998
Allowance for loan losses		36		32		20
Loans		3,945		2,530
Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		31		49		36
Charge-offs		(170)		0		0
Recoveries		1		1		4
Net (charge-offs) recoveries		(169)		1		4
Provision		169		(19)		9
Ending balance		31		31		49
Loan losses		9		17		10
Lending-related commitments		22		14		39
Individually evaluated for impairment:
Loan balance		171		0		0
Allowance for loan losses		0		0		0
Collectively evaluated for impairment:
Loan balance		6,469		5,603		4,511
Allowance for loan losses		9		17		10
Loans		15,899		13,319
Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		32		37		49
Charge-offs		0		0		0
Recoveries		0		0		0
Net (charge-offs) recoveries		0		0		0
Provision		(17)		(5)		(12)
Ending balance		15		32		37
Loan losses		15		32		37
Lending-related commitments		0		0		0
Individually evaluated for impairment:
Loan balance		0		0		0
Allowance for loan losses		0		0		0
Collectively evaluated for impairment:
Loan balance		1,007		1,282		1,322
Allowance for loan losses		15		32		37
Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		22		24		30
Charge-offs		0		(1)		(1)
Recoveries		0		0		0
Net (charge-offs) recoveries		0		(1)		(1)
Provision		(3)		(1)		(5)
Ending balance		19		22		24
Loan losses		15		17		19
Lending-related commitments		4		5		5
Individually evaluated for impairment:
Loan balance		8		8		12
Allowance for loan losses		1		1		3
Collectively evaluated for impairment:
Loan balance		13,239		11,087		9,731
Allowance for loan losses		14		16		16
Loans		13,347		11,184
Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		41		54		88
Charge-offs		(2)		(2)		(8)
Recoveries		6		2		4
Net (charge-offs) recoveries		4		0		(4)
Provision		(11)		(13)		(30)
Ending balance		34		41		54
Loan losses		34		41		54
Lending-related commitments		0		0		0
Individually evaluated for impairment:
Loan balance		0		0		0
Allowance for loan losses		0		0		0
Collectively evaluated for impairment:
Loan balance		1,035		1,222		1,385
Allowance for loan losses		34		41		54
Loans		1,055		1,222
All Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		0		0		2
Charge-offs		0		0		0
Recoveries		0		0		0
Net (charge-offs) recoveries		0		0		0
Provision		0		0		(2)
Ending balance		0		0		0
Loan losses		0		0		0
Lending-related commitments		0		0		0
Individually evaluated for impairment:
Loan balance		0		0		0
Allowance for loan losses		0		0		0
Collectively evaluated for impairment:
Loan balance		21,388	[2]	22,495	[3]	17,734	[3]
Allowance for loan losses		0		0		0
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		44		56		48
Charge-offs		0		(3)		(3)
Recoveries		0		0		0
Net (charge-offs) recoveries		0		(3)		(3)
Provision		(9)		(9)		11
Ending balance		35		44		56
Loan losses		23		35		48
Lending-related commitments		12		9		8
Individually evaluated for impairment:
Loan balance		0		0		6
Allowance for loan losses		0		0		1
Collectively evaluated for impairment:
Loan balance		14,352		13,521		13,421
Allowance for loan losses		23		35		47
Overdrafts
Collectively evaluated for impairment:
Loans		4,483		5,882
Margin loans
Collectively evaluated for impairment:
Loans		19,573		20,034
Total Domestic
Collectively evaluated for impairment:
Loans		49,351		45,611
Total Domestic | Commercial
Collectively evaluated for impairment:
Loans		2,115		1,390
Total Domestic | Commercial real estate
Collectively evaluated for impairment:
Loans		3,899		2,524
Total Domestic | Financial institutions
Collectively evaluated for impairment:
Loans		6,640		5,603
Total Domestic | Lease financings
Collectively evaluated for impairment:
Loans		1,007		1,282
Total Domestic | Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans		13,247		11,095
Total Domestic | Other residential mortgages
Collectively evaluated for impairment:
Loans		1,055		1,222
Total Domestic | Overdrafts
Collectively evaluated for impairment:
Loans		911		1,348		1,314
Total Domestic | Margin loans
Collectively evaluated for impairment:
Loans		19,340		20,034		15,652
Total Domestic | Other
Collectively evaluated for impairment:
Loans		$ 1,137		$ 1,113		$ 768

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.
[2]	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.
[3]	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.